Inventories, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Inventories, Net [Abstract]
Slow moving inventories	$ 67	$ 89	$ 125